Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Leuthold Core ETF
Shareholder Report [Line Items]
Fund Name	Leuthold Core ETF
Class Name	Leuthold Core ETF
Trading Symbol	LCR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leuthold Core ETF for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 866-306-8117.
Additional Information Phone Number	866-306-8117
Additional Information Website	https://funds.leutholdgroup.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leuthold Core ETF	$33	0.66%
[1]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Net Assets	$ 67,987,615
Holdings Count | $ / shares	31
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$67,987,615
Number of Holdings	31
Portfolio Turnover	18%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Security Type	(%)
Exchange Traded Funds	84.0%
Cash & Other	16.0%

Top Industries	(%)
Semiconductors	4.4%
Gold	3.0%
Software Infrastructure	1.9%
Banks Diversified	1.9%
Drug Manufacturers	1.6%
Health Care Plans	1.5%
Consumer Electronics	1.3%
Credit Services	1.2%
Internet Content & Information	1.1%
Capital Markets	1.0%

Top Sectors	(%)
Technology	11.2%
Health Care	9.2%
Financials	9.2%
Consumer Discretionary	5.0%
Materials	4.5%
Industrials	4.2%
Communication Services	3.6%
Energy	2.8%

Updated Prospectus Web Address	https://funds.leutholdgroup.com
Institutional
Shareholder Report [Line Items]
Fund Name	Leuthold Core Investment Fund
Class Name	Institutional
Trading Symbol	LCRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leuthold Core Investment Fund for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 800-273-6886.
Additional Information Phone Number	800-273-6886
Additional Information Website	https://funds.leutholdgroup.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional	$63	1.25%
[2]
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
Net Assets	$ 533,153,383
Holdings Count | $ / shares	228
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$533,153,383
Number of Holdings	228
Portfolio Turnover	27%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Security Type	(%)
Common Stocks	55.4%
U.S. Treasury Bills	2.8%
Foreign Government Debt Obligations	2.1%
U.S. Treasury Securities	1.9%
Exchange Traded Funds	1.1%
Real Estate Investment Trusts	-0.3%
Cash & Other	37.0%

Top Industries	(%)
Health Care Providers & Services	5.8%
Metals & Mining	5.6%
Electronic Equipment, Instruments & Components	5.1%
Banks	4.7%
Biotechnology	4.1%
Air Freight & Logistics	3.8%
Interactive Media & Services	3.6%
Automobile Components	3.3%
Communications Equipment	3.3%
Energy Equipment & Services	3.3%

Top Equity Sectors	(%)
Health Care	14.6%
Information Technology	14.5%
Financials	16.3%
Industrials	11.1%
Consumer Discretionary	8.0%
Materials	7.6%
Communication Services	4.4%
Energy	3.9%
Consumer Staples	0.4%
Real Estate	0.3%
[3]
Updated Prospectus Web Address	https://funds.leutholdgroup.com
Retail
Shareholder Report [Line Items]
Fund Name	Leuthold Core Investment Fund
Class Name	Retail
Trading Symbol	LCORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leuthold Core Investment Fund for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 800-273-6886.
Additional Information Phone Number	800-273-6886
Additional Information Website	https://funds.leutholdgroup.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail	$68	1.35%
[4]
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.35%
Net Assets	$ 533,153,383
Holdings Count | $ / shares	228
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$533,153,383
Number of Holdings	228
Portfolio Turnover	27%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Security Type	(%)
Common Stocks	55.4%
U.S. Treasury Bills	2.8%
Foreign Government Debt Obligations	2.1%
U.S. Treasury Securities	1.9%
Exchange Traded Funds	1.1%
Real Estate Investment Trusts	-0.3%
Cash & Other	37.0%

Top Industries	(%)
Health Care Providers & Services	5.8%
Metals & Mining	5.6%
Electronic Equipment, Instruments & Components	5.1%
Banks	4.7%
Biotechnology	4.1%
Air Freight & Logistics	3.8%
Interactive Media & Services	3.6%
Automobile Components	3.3%
Communications Equipment	3.3%
Energy Equipment & Services	3.3%

Top Equity Sectors	(%)
Health Care	14.6%
Information Technology	14.5%
Financials	16.3%
Industrials	11.1%
Consumer Discretionary	8.0%
Materials	7.6%
Communication Services	4.4%
Energy	3.9%
Consumer Staples	0.4%
Real Estate	0.3%
[5]
Updated Prospectus Web Address	https://funds.leutholdgroup.com
Institutional
Shareholder Report [Line Items]
Fund Name	Leuthold Global Fund
Class Name	Institutional
Trading Symbol	GLBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leuthold Global Fund for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 800-273-6886.
Additional Information Phone Number	800-273-6886
Additional Information Website	https://funds.leutholdgroup.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional	$112	2.15%
[6]
Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.15%
Net Assets	$ 21,902,956
Holdings Count | $ / shares	264
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$21,902,956
Number of Holdings	264
Portfolio Turnover	23%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Security Type	(%)
Common Stocks	58.6%
U.S. Treasury Securities	2.3%
U.S. Treasury Bills	2.3%
Foreign Government Debt Obligations	1.8%
Real Estate Investment Trusts	-0.1%
Exchange Traded Funds	-6.8%
Cash & Other	41.9%

Top Industries	(%)
Banks	7.9%
Semiconductors & Semiconductor Equipment	6.0%
Wireless Telecommunication Services	5.2%
Oil, Gas & Consumable Fuels	5.0%
Capital Markets	4.6%
Insurance	4.6%
Automobile Components	4.2%
Energy Equipment & Services	3.9%
Air Freight & Logistics	3.2%
Passenger Airlines	3.1%

Top Equity Sectors	(%)
Financials	22.3%
Information Technology	12.1%
Energy	10.5%
Industrials	12.0%
Communication Services	7.9%
Consumer Discretionary	6.5%
Health Care	3.6%
Utilities	2.8%
Materials	0.6%
Consumer Staples	0.2%
[7]
Updated Prospectus Web Address	https://funds.leutholdgroup.com
Retail
Shareholder Report [Line Items]
Fund Name	Leuthold Global Fund
Class Name	Retail
Trading Symbol	GLBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leuthold Global Fund for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 800-273-6886.
Additional Information Phone Number	800-273-6886
Additional Information Website	https://funds.leutholdgroup.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail	$124	2.40%
[8]
Expenses Paid, Amount	$ 124
Expense Ratio, Percent	2.40%
Net Assets	$ 21,902,956
Holdings Count | $ / shares	264
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$21,902,956
Number of Holdings	264
Portfolio Turnover	23%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Security Type	(%)
Common Stocks	58.6%
U.S. Treasury Securities	2.3%
U.S. Treasury Bills	2.3%
Foreign Government Debt Obligations	1.8%
Real Estate Investment Trusts	-0.1%
Exchange Traded Funds	-6.8%
Cash & Other	41.9%

Top Industries	(%)
Banks	7.9%
Semiconductors & Semiconductor Equipment	6.0%
Wireless Telecommunication Services	5.2%
Oil, Gas & Consumable Fuels	5.0%
Capital Markets	4.6%
Insurance	4.6%
Automobile Components	4.2%
Energy Equipment & Services	3.9%
Air Freight & Logistics	3.2%
Passenger Airlines	3.1%

Top Equity Sectors	(%)
Financials	22.3%
Information Technology	12.1%
Energy	10.5%
Industrials	12.0%
Communication Services	7.9%
Consumer Discretionary	6.5%
Health Care	3.6%
Utilities	2.8%
Materials	0.6%
Consumer Staples	0.2%
[9]
Updated Prospectus Web Address	https://funds.leutholdgroup.com
Retail
Shareholder Report [Line Items]
Fund Name	Leuthold Grizzly Short Fund
Class Name	Retail
Trading Symbol	GRZZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leuthold Grizzly Short Fund for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 800-273-6886.
Additional Information Phone Number	800-273-6886
Additional Information Website	https://funds.leutholdgroup.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail	$156	3.04%
[10]
Expenses Paid, Amount	$ 156
Expense Ratio, Percent	3.04%
Net Assets	$ 35,323,272
Holdings Count | $ / shares	111
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$35,323,272
Number of Holdings	111
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Security Type	(%)*
U.S. Treasury Bills	14.1%
Real Estate Investment Trusts	-2.0%
Exchange Traded Funds	-30.7%
Common Stocks	-62.0%
Cash & Other	180.6%

Top Industries	(%)**
Capital Markets	8.2%
Hotels, Restaurants & Leisure	6.1%
Chemicals	4.8%
Insurance	3.9%
Software	3.6%
Machinery	2.9%
Commercial Services & Supplies	2.8%
Ground Transportation	2.8%
Entertainment	2.8%
Financial Services	2.3%

Top Sectors	(%)**
Financials	16.4%
Industrials	13.5%
Consumer Discretionary	9.2%
Information Technology	7.4%
Materials	6.0%
Communication Services	2.8%
Consumer Staples	2.6%
Health Care	2.6%
Real Estate	1.9%
Energy	1.6%
[11],[12]
Updated Prospectus Web Address	https://funds.leutholdgroup.com
Leuthold Select Industries ETF
Shareholder Report [Line Items]
Fund Name	Leuthold Select Industries ETF
Class Name	Leuthold Select Industries ETF
Trading Symbol	LST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leuthold Select Industries ETF for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 866-306-8117.
Additional Information Phone Number	866-306-8117
Additional Information Website	https://funds.leutholdgroup.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Leuthold Select Industries ETF	$33	0.65%
[13]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 131,631,970
Holdings Count | $ / shares	108
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$131,631,970
Number of Holdings	108
Portfolio Turnover	26%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Security Type	(%)
Common Stocks	98.9%
Cash & Other	1.1%

Top Industries	(%)
Health Care Providers & Services	8.9%
Banks	7.7%
Metals & Mining	6.9%
Electronic Equipment, Instruments & Components	6.9%
Biotechnology	6.5%
Communications Equipment	5.9%
Air Freight & Logistics	5.6%
Capital Markets	5.4%
Construction & Engineering	5.1%
Energy Equipment & Services	5.0%

Top Sectors	(%)
Information Technology	20.3%
Health Care	19.9%
Financials	16.7%
Industrials	13.9%
Consumer Discretionary	10.4%
Materials	7.6%
Energy	6.3%
Communication Services	3.8%

Updated Prospectus Web Address	https://funds.leutholdgroup.com

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Percentages are stated as a percent of net assets and netted with short positions.

[4]
*	Annualized

[5]
*	Percentages are stated as a percent of net assets and netted with short positions.

[6]
*	Annualized

[7]
*	Percentages are stated as a percent of net assets and netted with short positions.

[8]
*	Annualized

[9]
*	Percentages are stated as a percent of net assets and netted with short positions.

[10]
*	Annualized

[11]
**	Percentages are stated as a percent of net assets, based on absolute values of holdings.

[12]
*	Percentages are stated as a percent of net assets and netted with short positions.

[13]
*	Annualized